UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS
JUNE 30, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-Port (Form N-Q for filings prior to March 31, 2020) within sixty days after period end. The Funds’ Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND JUNE 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%

	Shares	Value
AUSTRALIA — 1.5%
Adbri Ltd	966,590	$2,518,069
National Australia Bank Ltd	226,655	4,461,632

		6,979,701

BRAZIL — 3.5%
Ambev SA ADR	2,665,300	9,168,632
Banco Bradesco SA ADR	1,337,873	6,863,287

		16,031,919

CANADA — 2.8%
Alimentation Couche-Tard, Cl B	103,100	3,792,461
Bank of Nova Scotia	82,835	5,393,005
Saputo Inc	119,500	3,567,726

		12,753,192

DENMARK — 0.5%
Bakkafrost P	26,344	2,176,659

FINLAND — 1.5%
Nokian Renkaat OYJ	173,042	6,987,430

FRANCE — 3.3%
Air Liquide SA	45,480	7,964,016
TOTAL SE	157,425	7,123,181

		15,087,197

GERMANY — 8.5%
BASF SE	121,320	9,558,964
Bayerische Motoren Werke	86,516	9,163,161
Fresenius Medical Care & KGaA	81,810	6,795,168

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued

	Shares	Value
Henkel & KGaA	97,810	$9,006,862
SAP SE	27,480	3,872,828

		38,396,983

HONG KONG — 5.7%
AIA Group Ltd	790,200	9,819,183
HSBC Holdings PLC	1,111,603	6,419,824
Johnson Electric Holdings	917,823	2,369,651
Television Broadcasts Ltd	779,800	743,063
Xinyi Glass Holdings Ltd	536,000	2,184,451
Yue Yuen Industrial Holdings	1,747,376	4,315,648

		25,851,820

IRELAND — 3.2%
CRH PLC	194,926	9,824,433
Ryanair Holdings PLC ADR *	43,700	4,728,777

		14,553,210

ISREAL — 0.3%
Check Point Software Technologies Ltd *	10,000	1,161,300

ITALY — 1.1%
Freni Brembo	378,298	4,791,306

JAPAN — 11.2%
Ain Holdings	56,300	3,515,263
Denso Corp	150,700	10,290,614
FANUC Corp	12,000	2,897,018
Komatsu Ltd	116,600	2,900,030
Kubota Corp	259,800	5,259,669
Nihon Kohden Corp	134,700	3,847,173
Nitto Denko Corp	108,900	8,133,895
Omron Corp	58,039	4,606,934
Toyota Motor Corp	104,700	9,159,717

		50,610,313

NETHERLANDS — 3.0%
Boskalis Westminster	239,291	7,678,970
SBM Offshore	371,472	5,645,384

		13,324,354

NORWAY — 2.9%
TGS NOPEC Geophysical	367,210	4,683,366
Yara International ASA	157,640	8,302,342

		12,985,708

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued

	Shares	Value
PANAMA — 1.3%
Copa Holdings SA, Cl A *	77,400	$5,830,542

SINGAPORE — 7.9%
Hongkong Land Holdings Ltd	759,700	3,616,172
Jardine Matheson Holdings Ltd	143,200	9,153,344
SATS Ltd	709,700	2,074,930
Sembcorp Industries Ltd	3,107,100	4,946,581
Singapore Telecommunications	3,240,825	5,521,120
United Overseas Bank Ltd	421,830	8,102,701
Venture Corp	147,700	2,110,784

		35,525,632

SOUTH AFRICA — 1.1%
Tiger Brands Ltd	328,020	4,801,273

SOUTH KOREA — 2.3%
Samsung Electronics GDR	5,742	10,240,857

SWITZERLAND — 7.7%
Cie Financiere Richemont, Cl A	90,890	11,007,882
LafargeHolcim Ltd	150,030	9,008,130
Novartis	81,490	7,433,588
Swatch Group	20,810	7,145,663

		34,595,263

UNITED KINGDOM — 25.1%
Aggreko PLC	650,970	7,751,784
Anglo American PLC	222,753	8,839,283
Berkeley Group Holdings	138,640	8,800,571
BHP Group PLC	255,770	7,525,972
Carnival PLC *	178,342	4,091,706
Diageo PLC	84,640	4,045,963
Electrocomponents PLC	232,713	3,308,030
IMI PLC	433,730	10,305,791
Johnson Matthey PLC	159,850	6,785,918
Lloyds Banking Group PLC	9,223,950	5,949,415
Royal Dutch Shell PLC, Cl B	239,636	4,631,303
Spectris PLC	119,590	5,349,401
Smiths Group PLC	437,850	9,617,360
Travis Perkins	390,005	9,099,831
Victrex PLC	202,715	7,129,806
Weir Group PLC	326,540	8,349,803
Wickes Group *	437,011	1,485,118

		113,067,055

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

		Value
TOTAL COMMON STOCK (Cost $343,458,741)		$425,751,714

PREFERRED STOCK — 1.7%

	Shares	Value
GERMANY — 1.7%
FUCHS PETROLUB SE (A)	105,940	5,153,525
Jungheinrich AG (A)	53,170	2,599,103

		7,752,628

TOTAL PREFERRED STOCK (Cost $5,428,744)		7,752,628

RIGHTS* — 0.0%

	Number of Rights	Value
ITALY — 0.0%
Freni Brembo, Expires 07/01/2021	386,730	14

TOTAL RIGHTS (Cost $—)		14

TOTAL INVESTMENTS — 96.1% (Cost $348,887,485)		$433,504,356

Percentages are based on Net Assets of $451,266,361.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

LTD — Limited

PLC — Public Limited Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND JUNE 30, 2021 (Unaudited)

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

100.0% Master Fund

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS

	Shares	Value
TOTAL INVESTMENTS — 97.8%
MASTER FUND — 97.8%
Sprucegrove International Equity Master Fund
(Cost $1,073,976)	12,204	$1,116,291

Percentages are based on Net Assets of $1,141,678.

As of June 30, 2021, all of the Fund’s investments in the Master Fund are valued at Net Asset Value.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	International Equity Master Fund	International Equity Fund
Assets:
Investments in Master Fund, at Value (Cost $348,887,485)	$433,504,356	$	N/A
Investments, at Value (Cost $1,073,976)	N/A		1,116,291
Foreign Currency, at Value (Cost $161,488 and $–)	161,239		–
Cash	16,909,036		33,314
Receivable for Investment Securities Sold	1,135,532		–
Deferred Offering Cost	12,392		–
Dividend and Interest Receivable	536,455		–
Reclaim Receivable	227,665		–
Unrealized Gain on Foreign Spot Currency Contracts	271		–
Receivable from Investment Advisor	17,160		16,301
Other Prepaid Expenses	356		13,689

Total Assets	452,504,462		1,179,595

Liabilities:
Payable to Administrator	13,564		48
Shareholder Servicing Fees Payable	–		39
Payable for Investment Securities Purchased	951,390		–
Payable for Capital Shares Redeemed	260,174		–
Chief Compliance Officer Fees Payable	–		1,707
Payable to Trustees	–		2,482
Legal Fees Payable	3,326		8,409
Audit Fees Payable	6,338		2,317
Other Accrued Expenses and Other Payables	3,309		22,915

Total Liabilities	1,238,101		37,917

Net Assets	$451,266,361		$1,141,678

Net Assets Consist of:
Paid-in Capital	$433,507,134		$1,100,000
Total Distributable Earnings	17,759,227		41,678

Net Assets	$451,266,361		$1,141,678

N/A	– Not Applicable
Amounts	designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SPRUCEGROVE FUNDS JUNE 30, 2021

	International Equity Master Fund		International Equity Fund
Investor Class Shares:
Net Assets	$	N/A		$103,754
Outstanding Shares of beneficial interest (unlimited authorization — no par value)		N/A		1,136
Net Asset Value, Offering and Redemption Price Per Share	$	N/A		$91.30~

Institutional Class Shares:
Net Assets	$	N/A		$1,037,924
Outstanding Shares of beneficial interest (unlimited authorization — no par value)		N/A		11,364
Net Asset Value, Offering and Redemption Price Per Share	$	N/A		$91.34~

Master Fund Shares:
Net Assets		$451,266,361	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization — no par value)		4,933,625		N/A
Net Asset Value, Offering and Redemption Price Per Share		$91.47	$	N/A

N/A – Not Applicable

~ Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown Rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS FOR THE PERIOD ENDED JUNE 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	International Equity Master Fund(1)	International Equity Fund(2)

Investment Income:
Dividends	$5,416,437	$–
Interest	127	–
Less: Foreign Taxes Withheld	(618,520)	–

Total Investment Income	4,798,044	–

Expenses:
Administration Fees	44,552	142
Trustees’ Fees	2,694	2,482
Investment Advisory Fees	–	1,418
Chief Compliance Officer Fees	–	1,707
Shareholder Serving Fees Institutional Class Shares	–	39
Custodian Fees	15,160	497
Registration and Filing Fees	14,251	65
Audit Fees	6,338	2,317
Offering Costs	4,384	11,967
Transfer Agent Fees	4,049	10,777
Legal Fees	3,521	8,603
Printing Fees	1,760	6,453
Other Expenses	3,627	6,287

Total Expenses	100,336	52,754

Less:
Waiver of Investment Advisory Fees	(17,160)	(51,127)

Net Expenses	83,176	1,627

Net Investment Income (Loss)	4,714,868	(1,627)

Net Realized Gain (Loss) on:
Investments in Master Fund	4,331,342	N/A
Investments	N/A	990
Foreign Currency Transactions	92,224	–

Net Realized Gain	4,423,566	990

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Master Fund	8,646,591	N/A
Investments	N/A	42,315
Foreign Currency Translation	(25,798)	–

Net Change in Unrealized Appreciation	8,620,793	42,315

Net Realized and Unrealized Gain	13,044,359	43,305

Net Increase in Net Assets Resulting from Operations	$17,759,227	$41,678

(1)	Commenced operations on March 22, 2021.
(2)	Commenced operations on March 31, 2021.

N/A – Not Applicable

Amounts	designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended June 30, 2021 (Unaudited)(1)
Operations:
Net Investment Income	$4,714,868
Net Realized Gain on Investments and Foreign Currency Transactions	4,423,566
Net Change in Unrealized Appreciation on Investments, and Foreign Currency Transactions	8,620,793

Net Increase in Net Assets Resulting From Operations	17,759,227

Capital Share Transactions:
Master Fund Shares
Issued	450,845,820
Redeemed	(17,338,686)

Net Master Fund Shares Transactions	433,507,134

Net Increase in Net Assets From Capital Share Transactions	433,507,134

Total Increase in Net Assets	451,266,361

Net Assets:
Beginning of Period	–

End of Period	$451,266,361

Shares Transactions:
Master Fund Shares
Issued	5,125,176
Redeemed	(191,551)

Total Master Fund Shares Transactions	4,933,625

Net Increase in Shares Outstanding From Share Transactions	4,933,625

(1)	Commenced operations on March 22, 2021.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended June 30, 2021 (Unaudited)(1)
Operations:
Net Investment Loss*	$(1,627)
Net Realized Gain on Investments and Allocated from the Master Fund	990
Net Change in Unrealized Appreciation on Investments and Allocated from the Master Fund	42,315

Net Increase in Net Assets Resulting From Operations	41,678

Capital Share Transactions:
Investor Class Shares Issued	100,000

Net Investor Class Shares Transactions	100,000

Institutional Class Shares Issued	1,000,000

Net Institutional Class Shares Transactions	1,000,000

Net Increase in Net Assets From Capital Share Transactions	1,100,000

Total Increase in Net Assets	1,141,678

Net Assets:
Beginning of Period	–

End of Period	$1,141,678

Shares Transactions:
Investor Class Shares Issued	1,136

Total Investor Class Shares Transactions	1,136

Institutional Class Shares Issued	11,364

Total Institutional Class Shares Transactions	11,364

Net Increase in Shares Outstanding From Share Transactions	12,500

*	Net Investment Loss includes amounts Allocated from the Master Fund.
(1)	Commenced operations on March 31, 2021.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Period Ended June 30, 2021 (Unaudited)
Master Fund Shares~
Net Asset Value, Beginning of Period	$87.86

Income (Loss) from Investment Operations:
Net Investment Income*	0.93
Net Realized and Unrealized Gain	2.68

Total from Investment Operations	3.61

Net Asset Value, End of Period	$91.47

Total Return†	4.11%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$451,266
Ratio of Net Expenses to Average Net Assets	0.07%††
Ratio of Gross Expenses to Average Net Assets	0.08%††
Ratio of Net Investment Income to Average Net Assets	3.70%††
Portfolio Turnover Rate‡	4%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
~	Commenced operations on March 22, 2021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Period Ended June 30, 2021 (Unaudited)
Investor Class Shares~
Net Asset Value, Beginning of Period	$88.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.16)
Net Realized and Unrealized Gain	3.46

Total from Investment Operations	3.30

Net Asset Value, End of Period	$91.30

Total Return†	3.75%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$104
Ratio of Net Expenses to Average Net Assets	0.71%††
Ratio of Gross Expenses to Average Net Assets	18.74%††
Ratio of Net Investment Loss to Average Net Assets	(0.71)%††
Portfolio Turnover Rate‡	4%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
~	Commenced operations on March 31, 2021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

Period Ended June 30, 2021 (Unaudited)
Institutional Class Shares~
Net Asset Value, Beginning of Period	$88.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.13)
Net Realized and Unrealized Gain	3.47

Total from Investment Operations	3.34

Net Asset Value, End of Period	$91.34

Total Return†	3.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,038
Ratio of Net Expenses to Average Net Assets	0.56%††
Ratio of Gross Expenses to Average Net Assets	18.59%††
Ratio of Net Investment Loss to Average Net Assets	(0.56)%††
Portfolio Turnover Rate‡	4%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
~	Commenced operations on March 31, 2021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Sprucegrove International Equity Master Fund (the “Master Fund” or “Master”) and the Sprucegrove International Equity Fund (the “Feeder Fund” or “Feeder” or the “Fund”) or together (the “Funds”). The investment objective of the Funds is long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund does not invest directly in individual securities. Instead, the Fund operates as a “Feeder fund,” which means it invests substantially all of its investment assets in the Master Fund. The Master Fund, in turn, invests directly in individual securities. Under normal circumstances, the Master Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. All investments are made at the Master Fund level. The Feeder Fund is a diversified Fund, has the same investment objective and limitations as the Master Fund, and the Fund’s investment performance corresponds to the Master Fund’s investment performance. The Feeder Fund bears its proportionate share of the Master Fund’s expenses.

The Master Fund acquired substantially all of the assets of the Group Trust on March 22, 2021 in exchange for shares of the Group Trust, and the Master Fund commenced operations on such date. The Feeder Fund commenced operations on March 31, 2021. Accordingly, the performance prior to such date is the performance of the Group Trust, which commenced operations on December 1, 1994, having succeeded to the operations of a predecessor which commenced operations on September 30, 1985 (September 30, 1985 being the “Group Trust Inception Date”). The Group Trust is managed by the Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Master Fund and the Fund. However, the Group Trust is not a registered mutual fund, and therefore is not subject to the same investment and tax restrictions as the Master Fund and the Fund. If the Group Trust operated as a registered mutual fund, the Master Fund’s performance may have been lower. The Master Fund offers Master Fund Shares and the Feeder Fund offers Investor Class Shares and Institutional Class Shares.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Net Asset Value Determination - The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when you are unable to purchase or redeem shares.

Investment in the Master Fund - The Fund’s investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense and net realized gain (losses) of the Master Fund, are allocated daily to the Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Fund is related to the Master Fund’s investments. Such disclosure can be found in the Security Valuation note below.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of June 30, 2021, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2021, Sprucegrove International Equity Master Fund and Sprucegrove International Equity Fund paid $44,552 and $142 for these services, respectively.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the period ended June 30, 2021, the Sprucegrove International Equity Fund paid $39 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended June 30, 2021, the Sprucegrove International Equity Master Fund and the Sprucegrove International Equity Fund paid $15,160 and $497 for these services, respectively.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended June 30, 2021, the Sprucegrove International Equity Master Fund and the Sprucegrove International Equity Fund paid $4,049 and $10,777 for these services, respectively.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the International Equity Fund at a fee calculated at an annual rate of 0.50% of each Fund’s average daily net assets. The International Equity Master Fund pursuant to its investment advisory agreement does not charge a fee for its investment advisory services.

For the Feeder Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Class Shares and Investor Class Shares from exceeding 0.60% of the average daily net assets of each of the Funds share classes until April 30, 2023. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

At June 30, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Fiscal Year	Subject to Repayment until June 30:	Amount
2021	2024	$51,127

6. Investment Transactions:

For the period ended June 30, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were as follows:

Sprucegrove International Equity Fund
Purchases	$1,100,000
Sales	$27,014

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Master Fund	$348,887,485	$105,507,785	$(20,890,914)	$84,616,871
International Equity Fund	1,073,976	42,315	—	42,315

8. Concentration of Shareholders:

At June 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Sprucegrove International Equity Master Fund	1	100%
Sprucegrove International Equity Fund	1	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

9. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Active Management – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Common Stock Risk - The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

restrictions on investments in issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk – As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Master-Feeder Structure Risk – Another feeder fund advised by the Adviser (the “Group Trust”) also invests substantially all of its assets in the Master Fund. The Group Trust currently has a significantly greater pro rata ownership in the Master Fund than the Fund, and thus has effective voting control of the operations of the Master Fund. Other feeder funds may invest in the Master Fund in the future and may also own a greater pro rata ownership in the Master Fund than the Fund and possess effective voting control of the operations of the Master Fund. Large redemptions by the Group Trust or another feeder fund in the future may increase the proportionate share of the expenses of the Master Fund borne by the Fund. In

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Concluded)

addition, if there is a large redemption by the Group Trust or another feeder fund, the Master Fund could be required to liquidate assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held via videoconference on November 17, 2020 to decide whether to approve the Agreement for an initial two-year term (the “November Meeting”). The November Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the November Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the November Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the November Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the November Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

limitation and fee waiver arrangement with the Sprucegrove International Equity Fund.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,037.50	0.71%	$ 1.80**

Hypothetical 5% Return	1,000.00	1,021.27	0.71	3.56

International Equity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,038.00	0.56%	$ 1.42**

Hypothetical 5% Return	1,000.00	1,022.02	0.56	2.81

*      Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half period shown.)

**  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period since inception.)

Sprucegrove International Equity Fund

P.O. Box 219009

Kansas City, MO 64121

1-844-777-8234

Sprucegrove Investment Management Ltd.

181 University Ave, Suite 1300

Toronto, Ontario, Canada

M5H 3M7

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SIM-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger,
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021